CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS [Abstract]
Time charter revenues	$ 286,630		$ 225,452		$ 205,808
Total operating revenues	286,630		225,452		205,808
Vessel operating expenses	45,474		39,212		38,516
Voyage expenses	4,471		785		6,343
Administrative expenses	7,269		8,235		7,457
Depreciation and amortization	51,167		45,316		43,106
Impairment of long-term assets	0		0		1,500
Total operating expenses	108,381		93,548		96,922
Operating income	178,249		131,904		108,886
Financial income (expense)
Interest income	1,797		1,640		3,998
Interest expense	(38,090)		(19,581)		(20,300)
Other financial items, net	(5,389)		(18,521)		(27,855)
Net financial expenses	(41,682)		(36,462)		(44,157)
Income before income taxes and non-controlling interest	136,567		95,442		64,729
Income taxes	(9,426)		(45)		(1,212)
Net income	127,141	[1]	95,397		63,517
Net income attributable to non-controlling interest	(10,723)		(9,863)		(9,250)
Net income attributable to Golar LNG Partners LP Owners	116,418		85,534		54,267
Dropdown Predecessor's interest in net income (loss) (note 1)	28,015		21,937		(3,467)
General Partner's interest in net income	2,750		1,272		1,155
Limited Partners' interest in net income	$ 85,653		$ 62,325		$ 56,579
Earnings per unit:
Common unit (basic and diluted) (in dollars per unit)	$ 2.08		$ 1.89		$ 1.54
Subordinated unit (basic and diluted) (in dollars per unit)	$ 1.85		$ 1.16		$ 1.31
General partner unit (basic and diluted) (in dollars per unit)	$ 2.00		$ 1.59		$ 1.45
Cash distributions declared and paid per unit (1) (in dollars per unit)	$ 1.78	[2]	$ 0.73	[2]	$ 0	[2]

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[2]	Refers to cash distributions declared and paid in the period.